Significant Accounting Policies: Basic and Diluted Net Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Tables)	3 Months Ended
Sep. 30, 2012
Schedule of Earnings Per Share, Basic and Diluted:
Schedule of Earnings Per Share, Basic and Diluted

	For the Years Ended
	June 30, 2012	June 30, 2011
Basic Earnings per share:
Income (Loss) (numerator)	$(5,689,256)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.08)	$(0.02)

	For the Years Ended
	June 30, 2012	June 30, 2011
Fully Diluted Earnings per share:
Income (Loss) (numerator)	$(5,689,256)	$(1,464,253)
Shares (denominator)	75,705,683	69,733,334
Per Share Amount	$(0.08)	$(0.02)